Document and Entity Information	15 Months Ended
Mar. 31, 2014
Document And Entity Information
Entity Registrant Name	PINECREST INVESTMENT GROUP INC
Entity Central Index Key	0001096950
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company